RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (66,150)	$ (70,980)
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 1,336,954	$ 78,243